1933 Act
                                                                     Rule 497(j)


                                                                November 5, 2001


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:   Phoenix Life Variable Universal Life Account
      Phoenix Life Insurance Company
      Registration Nos. 333-23171 and 811-4721

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus (Version A and Version B) that would have been filed under rule 497(b) did not differ from that contained in the most recent registration statement for the Registrant, filed electronically on Form S-6 pursuant to Rule 485(b) on October 29, 2001.

Please call the undersigned at 860.403.5788 if you have any questions concerning this filing.

                                            Very truly yours,


                                            /s/ Richard J. Wirth
                                            ----------------------
                                            Richard J. Wirth, Counsel
                                            Phoenix Life Insurance Company